Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Other Comprehensive Income (Loss)
Net loss for the year	$ (6,449)	$ (4,221)	$ (8,722)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Foreign currency translation reserve	7,466	(1,899)	(4,154)
Total other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods	7,466	(1,899)	(4,154)
Total comprehensive income (loss)	1,017	(6,120)	(12,876)
Attributable to:
Equity holders of the Company	$ 1,017	$ (6,120)	$ (12,876)